Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
RMB
Balance as of January 1, 2013	47,589
Gross increase in prior-period tax positions	3,146
Balance as of December 31, 2013	50,735
Offset per FASB ASU No. 2013-11—Income Taxes (Topic 740)	(4,808)
Gross increase in prior-period tax positions	7,928
Balance as of December 31, 2014	53,855
Effect per FASB ASU No. 2013-11—Income Taxes (Topic 740)	825
Gross increase in prior-period tax positions	15,674
Balance as of December 31, 2015	70,354

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Current tax expense	29,436	25,607	26,932
Deferred tax income	(2,278)	(1,318)	(1,067)
Income tax expense	27,158	24,289	25,865

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2014	2015
	RMB	RMB
Current deferred tax assets:
Operating loss carryforward	4,313	1,079
Less: valuation allowances	(4,313)	(1,079)
Current deferred tax asset, net	—	—

Non-current deferred tax assets:
Operating loss carryforward, after offset effect of ASU 2013-11	33,930	27,245
Less: valuation allowances	(31,292)	(25,587)
Non-current deferred tax asset, net	2,638	1,658
Total	2,638	1,658

Deferred tax liabilities:
Intangible assets, net	6,769	3,895
Investment income	18,162	18,162
Total	24,931	22,057

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Income before income taxes and income of affiliates	106,521	159,720	214,422
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	26,630	39,930	53,605
Expenses not deductible for tax purposes:
Entertainment	494	579	685
Other	12,974	6,482	5,176
Tax exemption and tax relief:
Tax rate differential	(27,686)	(34,315)	(44,381)
Change in valuation allowance	13,812	2,934	(4,194)
Uncertain tax provisions	3,148	7,928	15,674
Other	(2,214)	751	(700)
Income tax expense	27,158	24,289	25,865